LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.09%
INVESTMENT COMPANIES–97.09%
Equity Funds–68.38%
Lincoln Variable Insurance Products Trust-
†✧✧LVIP Baron Growth Opportunities Fund	756,640	$ 43,566,598
✧✧LVIP MFS Value Fund	4,365,071	192,652,398
✧✧LVIP SSGA Mid-Cap Index Fund	4,650,683	52,813,152
✧✧LVIP SSGA S&P 500 Index Fund	12,836,136	251,472,744
✧✧LVIP SSGA Small-Cap Index Fund	1,874,494	54,615,256
✧✧LVIP SSGA Small-Mid Cap 200 Fund	3,592,339	42,896,124
✧✧LVIP T. Rowe Price Growth Stock Fund	4,146,481	185,443,047
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,932,579	53,455,127
✧✧LVIP Wellington Mid-Cap Value Fund	2,209,890	56,400,814
		933,315,260
Fixed Income Funds–26.67%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Bond Fund	6,587,393	93,540,978
LVIP JPMorgan High Yield Fund	2,803,938	30,689,102
LVIP PIMCO Low Duration Bond Fund	2,351,436	23,761,257
LVIP SSGA Bond Index Fund	9,871,903	116,202,173
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Short-Term Bond Index Fund	530,122	$ 5,521,751
LVIP Western Asset Core Bond Fund	9,129,661	94,300,275
		364,015,536
Global Equity Fund–2.04%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	2,707,514	27,800,755
		27,800,755
Total Affiliated Investments (Cost $1,195,541,003)		1,325,131,551
UNAFFILIATED INVESTMENT–2.94%
INVESTMENT COMPANY–2.94%
Money Market Fund–2.94%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	40,162,117	40,162,117
Total Unaffiliated Investment (Cost $40,162,117)		40,162,117

TOTAL INVESTMENTS–100.03% (Cost $1,235,703,120)	1,365,293,668
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(418,908)
NET ASSETS APPLICABLE TO 124,950,333 SHARES OUTSTANDING–100.00%	$1,364,874,760

† Non-income producing.
✧✧ Standard Class shares.

The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
369	U.S. Treasury 5 yr Notes	$43,965,774	$44,261,100	12/31/19	$—	$(295,326)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,325,131,551	$—	$—	$1,325,131,551
Unaffiliated Investment Company	40,162,117	—	—	40,162,117
Total Investments	$1,365,293,668	$—	$—	$1,365,293,668
Derivatives:
Liabilities:
Futures Contract	$(295,326)	$—	$—	$(295,326)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.09%@
Equity Funds-68.38%@
†,✧✧LVIP Baron Growth Opportunities Fund	$34,059,607	$6,810,854	$5,000,223	$(218,097)	$7,914,457	$43,566,598	756,640	$1,174,616	$—
✧✧LVIP MFS Value Fund	158,904,129	27,450,298	24,834,435	(1,144,413)	32,276,819	192,652,398	4,365,071	2,222,723	—
§,✧✧LVIP SSGA Mid-Cap Index Fund	—	56,740,216	375,382	(17,983)	(3,533,699)	52,813,152	4,650,683	5,235,613	—
✧✧LVIP SSGA S&P 500 Index Fund	169,989,367	65,369,465	11,572,908	(1,109,746)	28,796,566	251,472,744	12,836,136	9,266,242	—
✧✧LVIP SSGA Small-Cap Index Fund	31,426,681	24,278,632	2,940,432	(471,940)	2,322,315	54,615,256	1,874,494	2,672,849	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	42,325,561	12,423,335	16,062,336	(2,018,467)	6,228,031	42,896,124	3,592,339	472,576	—
✧✧LVIP T. Rowe Price Growth Stock Fund	159,369,378	38,018,903	31,105,690	(1,229,613)	20,390,069	185,443,047	4,146,481	10,637,893	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	50,775,579	10,523,305	16,869,178	(46,980)	9,072,401	53,455,127	1,932,579	3,267,406	—
✧✧LVIP Wellington Mid-Cap Value Fund	50,225,490	13,916,238	13,316,827	(500,815)	6,076,728	56,400,814	2,209,890	3,994,785	—
Fixed Income Funds-26.67%@
✧✧LVIP Delaware Bond Fund	75,769,576	19,491,130	8,285,463	(433,639)	6,999,374	93,540,978	6,587,393	276,428	—
✧✧LVIP JPMorgan High Yield Fund	19,695,829	9,852,973	1,128,571	(63,500)	2,332,371	30,689,102	2,803,938	80,015	—
✧✧LVIP PIMCO Low Duration Bond Fund	32,771,747	5,962,705	15,743,497	(56,615)	826,917	23,761,257	2,351,436	146,599	—
✧✧LVIP SSGA Bond Index Fund	96,785,738	18,785,607	7,747,273	(217,888)	8,595,989	116,202,173	9,871,903	146,490	—
✧✧LVIP SSGA Short-Term Bond Index Fund	4,572,060	1,031,623	265,960	60	183,968	5,521,751	530,122	14,091	—
✧✧LVIP Western Asset Core Bond Fund	73,396,351	19,151,917	5,523,612	(215,050)	7,490,669	94,300,275	9,129,661	—	—
Global Equity Fund-2.04%@
✧✧LVIP BlackRock Global Real Estate Fund	21,292,375	3,980,327	2,081,118	(26,297)	4,635,468	27,800,755	2,707,514	100,533	—
Total	$1,021,359,468	$333,787,528	$162,852,905	$(7,770,983)	$140,608,443	$1,325,131,551		$39,708,859	$—

@ As a percentage of Net Assets as of September 30, 2019.
† Non-income producing.
✧✧ Standard Class shares.
§ Issuer was not an investment of the Fund at December 31, 2018.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and
LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
 4. Recent Accounting Pronouncements (continued)
the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–5